Share capital and share based payments - Disclosure of Changes in Number of Other Equity Instruments Outstanding (Details) - shares		12 Months Ended
	Jun. 10, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercised during the period	(106,844)
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		5,203,063	4,677,173	3,678,354
Granted during the period		2,952,204	2,341,793	2,188,521
Forfeited during the period		(499,270)	(1,309,314)	(567,330)
Exercised during the period		(1,096,839)	(506,589)	(622,372)
Expired during the period		0	0	0
Balance at end of period		6,559,158	5,203,063	4,677,173
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		242,460	250,820	242,560
Granted during the period		0	50,000	40,000
Forfeited during the period		(75,000)	(24,500)	(31,740)
Exercised during the period		0	(33,860)	0
Balance at end of period		167,460	242,460	250,820
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Balance at beginning of period		1,045,722	1,105,072	1,105,822
Granted during the period		0	0	0
Forfeited during the period		0	(12,250)	0
Exercised during the period		0	(47,100)	(750)
Expired during the period		0	0	0
Balance at end of period		1,045,722	1,045,722	1,105,072